Income Tax (Details) - Schedule of Income Tax Expense - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expense [Abstract]
Net income (loss) before taxes	€ (3,130,635)	€ 1,395,092	€ 348,222
Add: permanent differences	886,178	59,930	10,660
Add (less): temporary differences	(68,819)	1,321	54,334
Less: cancellation of negative tax base			(9,713)
Taxable income (loss)	(2,313,276)	1,456,343	403,503
Tax rate at 25%	(93,022)	364,086	100,876
Less: R&D deduction			(19,876)
Add (less): deferred income tax expenses (recovery)	(1,023,789)	2,428
Income tax expense (recovery)	€ (1,116,847)	€ 366,514	€ 81,000